Cover	12 Months Ended
Sep. 30, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--09-30
Entity File Number	001-40517
Entity Registrant Name	BON NATURAL LIFE LIMITED
Entity Central Index Key	0001816815
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	C601, Gazelle Valley
Entity Address, Address Line Two	No.69 Jinye Road.
Entity Address, Address Line Three	Xi’an Hi-tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BON
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,396,226
Auditor Firm ID	6781
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	C601, Gazelle Valley
Entity Address, Address Line Two	No.69 Jinye Road
Entity Address, Address Line Three	Xi’an Hi-tech Zone
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
City Area Code	+ 0086
Local Phone Number	29-88346301
Contact Personnel Name	Yongwei Hu
Contact Personnel Email Address	bonnatural@appchem.cn